Provisions - changes in provisions (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	€ 15,837
Additional provisions	17,998
Settlements	(17,429)
Unused amounts	(175)
Translation differences	(1,491)
Changes in the scope of consolidation and other changes	39
Provisions, at end of period	14,779
Product warranty and recall campaigns
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	7,542
Additional provisions	3,196
Settlements	(3,262)
Unused amounts	0
Translation differences	(746)
Changes in the scope of consolidation and other changes	(5)
Provisions, at end of period	6,725
Sales incentives
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	5,749
Additional provisions	13,850
Settlements	(13,675)
Unused amounts	(3)
Translation differences	(567)
Changes in the scope of consolidation and other changes	23
Provisions, at end of period	5,377
Legal proceedings and disputes
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	584
Additional provisions	200
Settlements	(69)
Unused amounts	(38)
Translation differences	(49)
Changes in the scope of consolidation and other changes	48
Provisions, at end of period	676
Commercial risks
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	662
Additional provisions	432
Settlements	(181)
Unused amounts	(34)
Translation differences	(64)
Changes in the scope of consolidation and other changes	0
Provisions, at end of period	815
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	72
Additional provisions	91
Settlements	(55)
Unused amounts	(3)
Translation differences	(3)
Changes in the scope of consolidation and other changes	(32)
Provisions, at end of period	70
Other risks
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	1,228
Additional provisions	229
Settlements	(187)
Unused amounts	(97)
Translation differences	(62)
Changes in the scope of consolidation and other changes	5
Provisions, at end of period	€ 1,116